THE COMPANY AND SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	0 Months Ended	4 Months Ended	12 Months Ended		5 Months Ended	0 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2014 item	Dec. 31, 2013	Aug. 30, 2012	Dec. 23, 2013	Mar. 31, 2015
THE COMPANY AND SIGNIFICANT ACCOUNTING POLICIES
Amount of IPO proceeds contributed AMCE				$ 355,299,000
Noncontrolling (minority) interests (as a percent)			0.00%				0.00%
Revenues
Percentage of revenue related to sales of gift cards and packaged tickets deferred			100.00%
Number of gift card sales channels for which breakage rate is applied			5
Period over which total amount of breakage for that current month's sales in proportion to the pattern of actual redemptions is recognized			24 months
Period during which breakage for packaged tickets continues to be recognized as redemption if not used after being purchased			18 months
Gift card breakage income recognized	3,483,000		21,347,000	19,510,000
Income from derecognition of package ticket liabilities		0	11,710,000	0
Period of time from merger until recognition of income on packaged tickets			18 months
Film Exhibition Costs
Film exhibition cost payable			95,847,000	149,378,000
Customer Frequency Program
Rewards earned			10
Amount spent			100
Redemption period of rewards, maximum (in days)			90 days
Period for recognition of annual membership fee (in years)			1 year
Advertising Costs
Advertising costs		4,137,000	10,317,000	9,684,000
Impairment of intangible assets		0	0	0
Number of reportable segments			1
Minimum
Revenues
Breakage rate for gift cards (as a percent)			14.00%
Maximum
THE COMPANY AND SIGNIFICANT ACCOUNTING POLICIES
Length of fiscal year prior to change			371 days
Revenues
Breakage rate for gift cards (as a percent)			23.00%
Predecessor
THE COMPANY AND SIGNIFICANT ACCOUNTING POLICIES
Total Merger consideration					701,811,000
Cash invested by Wanda					700,000,000
Cash invested by members of management					1,811,000
Estimated transaction value					2,748,018,000
Revenues
Gift card breakage income recognized					7,776,000
Income from derecognition of package ticket liabilities					4,818,000
Advertising Costs
Advertising costs					3,603,000
Impairment of intangible assets					0
Wanda
THE COMPANY AND SIGNIFICANT ACCOUNTING POLICIES
Ownership percentage held in Holding entity			77.86%				77.85%
Combined voting power held in Holdings (as a percent)			91.34%				91.34%
IPO | Class A common stock | AMCE
THE COMPANY AND SIGNIFICANT ACCOUNTING POLICIES
Number of shares issued						18,421,053
Price per share (in dollars per share)						$ 18.00
Number of additional shares option exercised by underwriters						2,631,579
Total offering size (in shares)						21,052,632
Net proceeds from offering						355,299,000
Amount of IPO proceeds contributed AMCE						$ 355,299,000